Consolidated Balance Sheets - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Current assets:
Cash and cash equivalents	$ 122,559	$ 99,993
Restricted cash	947	4,337
Accounts receivable, net	83,517	62,373
Inventories, net	156,016	245,078
Income taxes receivable	5,173	1,303
Prepaid expenses	16,999	17,946
Other current assets	5,611	7,931
Total current assets	390,822	438,961
Property and equipment, net	45,075	50,149
Noncurrent deferred tax assets	868	13,367
Investment at cost	11,250	15,000
Right of use assets, net	84,161	94,581
Other noncurrent assets	9,919	14,524
Total assets	542,095	626,582
Current liabilities:
Accounts payable	207,147	220,776
Accrued liabilities	51,003	74,689
Deferred revenue	31,028	39,767
Line of credit	6,056	6,182
Current portion of long-term debt	269	293
Lease liabilities – current	14,265	14,603
Total current liabilities	309,768	356,310
Long-term debt, less current portion	1,404	1,843
Income taxes payable	739	696
Lease liabilities – noncurrent	74,838	84,307
Other liabilities	124	1,144
Total liabilities	386,873	444,300
Commitments and contingencies (Note 16)
Stockholders’ Equity
Common Stock, $0.021848 par value; unlimited shares authorized; 376,660 and 369,719 shares issued and outstanding as of December 31, 2022 and 2021, respectively	8,230	8,078
Additional paid-in capital	232,776	197,613
Notes receivable – related party	(15,189)	(15,189)
Accumulated other comprehensive income	1,114	6,060
Accumulated deficit	(71,709)	(14,280)
Total stockholders’ equity	155,222	182,282
Total liabilities and stockholders’ equity	$ 542,095	$ 626,582